Note 26 - Interest Income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Others	$ 8	$ 2,738	$ 90
Interest income on debt instruments held	3,277,048	1,569,253	770,410
Demand deposits 1 [member]
Statement Line Items [Line Items]
Interest income from deposits	3,109,858	1,222,599	433,848
Time deposits [member]
Statement Line Items [Line Items]
Interest income from deposits	$ 167,182	$ 343,916	$ 336,472